Gratuity Plans Consolidated Statement (Parenthetical) (Detail) (Gratuity Plan, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gratuity Plan
Defined Benefit Plan Disclosure [Line Items]
Accrued liability included in other current liabilities	75	69
Accrued liability included in other non-current liabilities	10	9
Actuarial Gain / loss	15	(7)